The Group's business and general information	12 Months Ended
Jun. 30, 2018
Groups Business And General Information
The Group's business and general information

1. The Group’s business and general information

Cresud was founded in 1936 as a subsidiary of Credit Foncier, a Belgian company primarily engaged in providing rural and urban loans in Argentina and administering real estate holdings foreclosed by Credit Foncier. Credit Foncier was liquidated in 1959, and as part of such liquidation, the shares of Cresud were distributed to Credit Foncier’s shareholders. From the 1960s through the end of the 1970s, the business of Cresud shifted exclusively to agricultural activities.

In 2002, Cresud acquired a 19.85% interest in IRSA, a real estate company related to certain shareholders of Cresud. In 2009, Cresud increased its ownership percentage in IRSA to 55.64% and IRSA became Cresud’s direct principal subsidiary.

Cresud and its subsidiaries are collectively referred to hereinafter as the Group.

Main shareholders of the Company are jointly Inversiones Financieras del Sur S.A. and Agroinvestment S.A. Both entities are companies incorporated in Uruguay and belong to the same controlling group and ultimate beneficiary.

The Board of Directors has approved these Financial Statements for issuance on September 6, 2018.

As of June 30, 2018, the Group operates in two major lines of business: (i) agricultural business and (ii) urban properties and investments business, which is divided into two operations centers: (a) Operations Center in Argentina and (b) Operations Center in Israel. They are developed through several operating companies and the main ones are listed below (Note 7):

(i) Corresponds to Group’s associates, which are hence excluded from consolidation.

(ii) The results are included in discontinued operations, due to the loss of control in June 2018 (see Note 4.(l)).

(iii) Disclosed as financial assets held for sale.

(iv) Assets and liabilities are disclosed as held for sale and the results as discontinued operations.

(v) See Note 4 for more information about the change within the Operations Center in Israel.

Agricultural Business

Within the agricultural business, the Group, through Cresud, engaged in the operation of crop production, cattle feeding, raising, fattening and slaughtering, milk production, sugarcane production, brokerage activities and sale of supplies. The Group currently has agricultural operations and investments in Argentina, Brazil, Uruguay, Paraguay and Bolivia.

Cresud's shares are listed on the Buenos Aires Stock Exchange ("BCBA", as per its Spanish acronym) (Merval: CRES) and in NASDAQ (National Association of Securities Dealers Automated Quotation) (NASDAQ: CRESY). The shares of our subsidiary Brasilagro are listed and traded on both the Novo Mercado del BOVESPA (BOVESPA: AGRO3) and the NYSE (NYSE: LND).

Urban Properties and Investments Business

Operations Center in Argentina

The activities of the Operations Center in Argentina are mainly developed through IRSA and its principal subsidiary, IRSA CP. Through IRSA and IRSA CP, the Group owns, manages and develops 16 shopping malls across Argentina, a portfolio of offices and other rental properties in the Autonomous City of Buenos Aires, and it entered the United States of America (“USA”) real estate market in 2009, mainly through the acquisition of non-controlling interests in office buildings and hotels. Through IRSA or IRSA CP, the Group also develops residential properties for sale. The Group, through IRSA, is also involved in the operation of branded hotels. The Group uses the term “real estate” indistinctively in these Consolidated Financial Statements to denote investment, development and/or trading properties activities. IRSA CP's shares are listed and traded on both the BASE (BYMA: IRCP) and the NASDAQ (NASDAQ: IRCP). IRSA's shares are listed on the BASE (Merval: IRSA) and the NYSE (NYSE: IRSA).

The activities of the Group’s “Others” segment is carried out mainly through BHSA, where IRSA holds, directly or indirectly, a 29.91% interest (considering treasury shares). BHSA is a commercial bank offering a wide variety of banking activities and related financial services to individuals, small and medium-sized companies and large corporations, including the provision of mortgaged loans. BHSA's shares are listed on the BASE (BYMA: BHIP). Besides that, the Group has a 43.93% indirect interest in Tarshop, whose main activities are credit card and loan origination transactions.

Operations Center in Israel

The activities of the Operations Center in Israel are mainly developed through the subsidiaries, IDBD and DIC, whose activities correspond to one of the Israeli largest and most diversified conglomerates, which are involved, through its subsidiaries and other investments, in several markets and industries, including real estate, supermarkets, insurance, telecommunications, etc.; controlling or holding an equity interest in companies such as Clal (Insurance), Cellcom (Telecommunications), Shufersal (Supermarkets), PBC (Real Estate), among others. IDBD is listed in the TASE as a “Debentures Company” in accordance with Israeli law, since some series of bonds are traded in that Exchange.

It should be noted that the financial position of IDBD, DIC and its subsidiaries at the Operations Center in Israel does not affect the financial position of IRSA and subsidiaries at the Operations Center in Argentina.

In addition, the commitments and other covenants resulting from IDBD and DIC’s financial debt do not have impact on IRSA since such indebtedness has no recourse against IRSA and it is not guaranteed by IRSA’s assets.